SUBSEQUENT EVENTS (Details Narrative) - Stardust Power Inc And Subsidiary [Member] - USD ($)	Mar. 15, 2024	Mar. 13, 2024	Feb. 07, 2024	Jan. 01, 2024	Oct. 10, 2023	Jun. 08, 2023	Aug. 04, 2024	Mar. 22, 2024	Feb. 23, 2024	Jan. 10, 2024
Nonrefundable option purchase of land					$ 75,000	$ 25,000
Equity issued amount					$ 75,000	$ 25,000
Subsequent Event [Member]
Nonrefundable option purchase of land										$ 1,562,030
Subsequent Event [Member] | Usha Resources Inc [Member]
Ownership percentage	90.00%
Subsequent Event [Member] | IGX Minerals LLC [Member]
Equity issued amount		$ 30,000
Notes Payable		$ 235,000
Promissory note, term		24 months
Promissory note, interest rate		6.00%
Subsequent Event [Member] | Usha Resources Inc [Member]
Equity issued amount	$ 25,000
Subsequent Event [Member] | Usha Resources Inc [Member] | Second Payment [Member]
Equity issued amount	$ 50,000
Subsequent Event [Member] | SAFE Agreement [Member]
Equity issued amount									$ 200,000
Subsequent Event [Member] | Equity Line Of Credit Agreement [Member]
Contingent commitment								$ 15,000,000
Subsequent Event [Member] | Primero Agreement [Member] | Primero USA Inc [Member]
Amount of customary potential adjustments of performance							$ 4,700,000
Subsequent Event [Member] | Minimum [Member]
Compensation percentage				1.00%
Subsequent Event [Member] | Maximum [Member]
Compensation percentage				80.00%
Subsequent Event [Member] | Michael Circelli [Member]
Received shares of common stock			150,000